Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Finite Lived Intangible Assets, Business Acquisitions [Line Items]
Goodwill	$ 12,989	$ 12,989
Core deposit intangibles	3,710	3,710
First Bankshares [Member]
Goodwill And Finite Lived Intangible Assets, Business Acquisitions [Line Items]
Goodwill	13,000
Paragon Transaction [Member]
Goodwill And Finite Lived Intangible Assets, Business Acquisitions [Line Items]
Core deposit intangibles	$ 3,700